JPMorgan SmartRetirement Blend 2065 Fund Expense Example - I Shares [Member] - JPMorgan SmartRetirement Blend 2065 Fund - Class I	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	$ 2,413